Guarantor Financial Statements - Cash Flow Statement (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 71,466	$ 16,855	$ 159,706	$ 49,798	$ 155,777	$ 49,692	$ 30,998
Cash flows from investing activities:
Additions to oil and natural gas properties	(85,861)	(54,962)	(209,350)	(112,083)	(292,586)	(111,797)	(80,174)
Deconsolidation of Bison					0	0	(10)
Proceeds from sale of membership interest in equity investment					0	0	6,010
Acquisition of leasehold interests	(312,207)	(18,550)	(312,207)	(24,742)	(639,976)	(63,590)
Intercompany transfers	0		0	0	0	0
Other investing activities	(1,116)	(582)	(2,088)	(1,850)	(7,578)	(7,691)	(6,934)
Net cash used in investing activities	(399,184)	(74,094)	(523,645)	(138,675)	(940,140)	(183,078)	(81,108)
Cash flows from financing activities:
Proceeds from borrowings on credit facility	127,000	36,500	166,000	49,000	59,000	15,000	40,233
Contributions by members					0	4,008	13,517
Repayment on credit facility			(130,000)	(49,000)	(49,000)	(100,000)	0
Proceeds from note payable - related party					0	30,000	0
Payment of note payable - related party					0	(30,050)	0
Proceeds from senior notes					450,000	0	0
Proceeds from public offering	208,644	0	347,679	144,936	322,680	237,164	0
Distribution to parent			0	0	0
Intercompany transfers		0	0	0	0	0
Other financing activities	1,833	(103)	1,698	(519)	(9,120)	(3,337)	(800)
Net cash provided by financing activities	337,477	36,397	385,377	144,417	773,560	152,785	52,950
Net increase (decrease) in cash and cash equivalents	9,759	(20,842)	21,438	55,540	(10,803)	19,399	2,840
Cash and cash equivalents at beginning of period	15,555	26,358	15,555	26,358	26,358	6,959	4,119
Cash and cash equivalents at end of period	25,314	5,516	36,993	81,898	15,555	26,358	6,959
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(298)	0	9,615	0	0	0	0
Cash flows from investing activities:
Additions to oil and natural gas properties	395	0	0	0	0	0	0
Deconsolidation of Bison							0
Proceeds from sale of membership interest in equity investment							0
Acquisition of leasehold interests	0	0	0	0	0	0
Intercompany transfers	0		(20,000)	0	0	0
Other investing activities	0	0	0	0	0	0	0
Net cash used in investing activities	395	0	(20,000)	0	0	0	0
Cash flows from financing activities:
Proceeds from borrowings on credit facility	0	0	0	0	0	0	0
Contributions by members						0	0
Repayment on credit facility			0	0	0	0
Proceeds from note payable - related party						0
Payment of note payable - related party						0
Proceeds from senior notes					0
Proceeds from public offering	0		0	0	0	0
Distribution to parent			137,500	0	0
Intercompany transfers		0	(130,000)	0	0	0
Other financing activities	(97)	0	2,885	0	0	0	0
Net cash provided by financing activities	(97)	0	10,385	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0	0	0
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	11,805	(5)	(2,145)	6	12,302	861	0
Cash flows from investing activities:
Additions to oil and natural gas properties	0	0	0	0	0	0	0
Deconsolidation of Bison							0
Proceeds from sale of membership interest in equity investment							0
Acquisition of leasehold interests	0	0	0	0	0	0
Intercompany transfers	(204,544)		(203,169)	(20,132)	(729,344)	(107,961)
Other investing activities	0	0	0	0	0	0	0
Net cash used in investing activities	(204,544)	0	(203,169)	(20,132)	(729,344)	(107,961)	0
Cash flows from financing activities:
Proceeds from borrowings on credit facility	0	0	0	0	0	0	0
Contributions by members						0	0
Repayment on credit facility			0	0	0	0
Proceeds from note payable - related party						0
Payment of note payable - related party						0
Proceeds from senior notes					450,000
Proceeds from public offering	208,644		208,644	144,936	322,680	237,164
Distribution to parent			0	0	0
Intercompany transfers		103	0	(49,000)	(49,000)	(130,050)
Other financing activities	1,967	(103)	3,648	(447)	(6,126)	0	0
Net cash provided by financing activities	210,611	0	212,292	95,489	717,554	107,114	0
Net increase (decrease) in cash and cash equivalents	17,872	(5)	6,978	75,363	512	14	0
Cash and cash equivalents at beginning of period	526	14	526	14	14	0	0
Cash and cash equivalents at end of period	18,398	9	7,504	75,377	526	14	0
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	53,416	16,860	138,172	49,792	138,630	48,831	30,998
Cash flows from investing activities:
Additions to oil and natural gas properties	(79,378)	(54,962)	(204,075)	(112,083)	(288,503)	(111,797)	(80,174)
Deconsolidation of Bison							(10)
Proceeds from sale of membership interest in equity investment							6,010
Acquisition of leasehold interests	(312,207)	(18,550)	(312,207)	(24,742)	(639,976)	(63,590)
Intercompany transfers	204,544		223,169	20,132	729,344	107,961
Other investing activities	(1,116)	(582)	(2,088)	(1,850)	(7,578)	(7,691)	(6,934)
Net cash used in investing activities	(188,157)	(74,094)	(295,201)	(118,543)	(206,713)	(75,117)	(81,108)
Cash flows from financing activities:
Proceeds from borrowings on credit facility	127,000	36,500	166,000	49,000	59,000	15,000	40,233
Contributions by members						4,008	13,517
Repayment on credit facility			(130,000)	(49,000)	(49,000)	(100,000)
Proceeds from note payable - related party						30,000
Payment of note payable - related party						(30,050)
Proceeds from senior notes					0
Proceeds from public offering	0		0	0	0	0
Distribution to parent			0	0	0
Intercompany transfers		(103)	130,000	49,000	49,000	130,050
Other financing activities	(9)	0	(778)	(72)	(2,994)	(3,337)	(800)
Net cash provided by financing activities	126,991	36,397	165,222	48,928	56,006	45,671	52,950
Net increase (decrease) in cash and cash equivalents	(7,750)	(20,837)	8,193	(19,823)	(12,077)	19,385	2,840
Cash and cash equivalents at beginning of period	14,267	26,344	14,267	26,344	26,344	6,959	4,119
Cash and cash equivalents at end of period	6,517	5,507	22,460	6,521	14,267	26,344	6,959
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	6,543	0	14,064	0	4,845	0	0
Cash flows from investing activities:
Additions to oil and natural gas properties	(6,878)	0	(5,275)	0	(4,083)	0	0
Deconsolidation of Bison							0
Proceeds from sale of membership interest in equity investment							0
Acquisition of leasehold interests	0	0	0	0	0	0
Intercompany transfers	0		0	0	0	0
Other investing activities	0	0	0	0	0	0	0
Net cash used in investing activities	(6,878)	0	(5,275)	0	(4,083)	0	0
Cash flows from financing activities:
Proceeds from borrowings on credit facility	0	0	0	0	0	0	0
Contributions by members						0	0
Repayment on credit facility			0	0	0	0
Proceeds from note payable - related party						0
Payment of note payable - related party						0
Proceeds from senior notes					0
Proceeds from public offering	0		139,035	0	0	0
Distribution to parent			(137,500)	0	0
Intercompany transfers		0	0	0	0	0
Other financing activities	(28)	0	(4,057)	0	0	0	0
Net cash provided by financing activities	(28)	0	(2,522)	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(363)	0	6,267	0	762	0	0
Cash and cash equivalents at beginning of period	762	0	762	0	0	0	0
Cash and cash equivalents at end of period	$ 399	$ 0	$ 7,029	$ 0	$ 762	$ 0	$ 0